Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,554,813)	$ (3,284,755)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	1,228,032	722,138
Changes in operating assets and liabilities:
Other receivable	(5,223,594)	1,377,873
Due from related parties	42,504
Due to related parties		137,814
Other payable		7,882
Accrued expense		(49,475)
Net cash (used in) provided by operating activities	(5,507,871)	(1,088,523)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries		(9,100,000)
Net cash used in investing activities		(9,100,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares		15,000,000
Cash repayment from subsidiaries	(2,389,390)	(588,780)
Net cash (used in) provided by financing activities	(2,389,390)	14,411,220
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(305,197)	(437,377)
Net (decrease) increase in cash	(8,202,458)	3,785,320
Cash, beginning of period	23,938,610	25,058,414
Cash, end of period	$ 15,736,152	$ 28,843,734